UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Errol M Rudman

Address:   712 Fifth Avenue
           20th Floor
           New York, NY 10019

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M Rudman
Title:     Investment Manager
Phone:     (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York          August 3, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                     NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $226,127
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                                  FORM 13F INFORMATION TABLE
                                                                        Errol M Rudman
                                                                        June 20, 2006

COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                                TITLE                          VALUE     SHRS OR  SH/ PUT/   INVSTMNT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETN   MGRS   SOLE    SHARED  NONE
--------------                  --------          -----       --------   -------  --- ----   --------   ----   ----    ------  ----
AKAMAI TECHNOLOGIES INC         COM               00971T101     7,686    212,375 SH          SOLE       NONE   212,375
ALLTEL CORP                     COM               020039103       351      5,500 SH          SOLE       NONE     5,500
ALTIRIS INC                     COM               02148M100     7,754    429,800 SH          SOLE       NONE   429,800
AMGEN INC                       COM               031162100     2,871     44,010 SH          SOLE       NONE    44,010
AMPHENOL CORP NEW               CL A              032095101     6,651    118,857 SH          SOLE       NONE   118,857
ASPREVA PHARMACEUTICALS CORP    COM               04538T109     5,490    202,300 SH          SOLE       NONE   202,300
AVNET INC                       COM               053807103     5,706    285,000 SH          SOLE       NONE   285,000
BEACON ROOFING SUPPLY INC       COM               073685109     7,210    327,600 SH          SOLE       NONE   327,600
BELDEN CDT INC                  COM               077454106     8,358    252,900 SH          SOLE       NONE   252,900
BIOMIMETIC THERAPEUTICS INC     COM               09064X101       663    100,000 SH          SOLE       NONE   100,000
BROADWING CORP                  COM               11161E101     2,265    218,800 SH          SOLE       NONE   218,800
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109     9,013    420,190 SH          SOLE       NONE   420,190
CAREMARK RX INC                 COM               141705103     3,511     70,400 SH          SOLE       NONE    70,400
CATERPILLAR INC DEL             COM               149123101     2,532     34,000 SH          SOLE       NONE    34,000
CIT GROUP INC                   COM               125581108     4,663     89,175 SH          SOLE       NONE    89,175
CITIGROUP INC                   COM               172967101     6,531    135,350 SH          SOLE       NONE   135,350
COMMSCOPE INC                   COM               203372107     4,713    150,000 SH          SOLE       NONE   150,000
HARRIS CORP DEL                 COM               413875105     5,147    124,000 SH          SOLE       NONE   124,000
HCA INC                         COM               404119109     4,904    113,650 SH          SOLE       NONE   113,650
HUDSON CITY BANCORP             COM               443683107     2,942    220,700 SH          SOLE       NONE   220,700
INTERFACE INC                   CL A              458665106     2,342    204,575 SH          SOLE       NONE   204,575
INTERLINE BRANDS INC            COM               458743101     1,183     50,600 SH          SOLE       NONE    50,600
JABIL CIRCUIT INC               COM               466313103     5,171    202,000 SH          SOLE       NONE   202,000
J P MORGAN CHASE & CO           COM               46625H100     6,422    152,913 SH          SOLE       NONE   152,913
LAZARD LTD                      SHS A             G54050102     6,969    172,500 SH          SOLE       NONE   172,500
LIBERTY GLOBAL INC              COM SER A         530555101     6,899    320,880 SH          SOLE       NONE   320,880
LIBERTY GLOBAL INC              COM SER C         530555309     1,370     66,580 SH          SOLE       NONE    66,580
LIFEPOINT HOSPITALS INC         COM               53219L109     3,129     97,375 SH          SOLE       NONE    97,375
MEDCO HEALTH SOLUTIONS INC      COM               58405U102     2,437     42,550 SH          SOLE       NONE    42,550
MERRILL LYNCH & CO INC          COM               590188108     4,949     71,150 SH          SOLE       NONE    71,150
MOHAWK INDS INC                 COM               608190104     6,988     99,335 SH          SOLE       NONE    99,335
MOLEX INC                       COM               608554101    10,340    308,000 SH          SOLE       NONE   308,000
PIKE ELEC CORP                  COM               721283109     2,942    152,750 SH          SOLE       NONE   152,750
RADVISION LTD                   ORD               M81869105       956     60,000 SH          SOLE       NONE    60,000
RITCHIE BROS AUCTIONEERS        COM               767744105     9,873    185,650 SH          SOLE       NONE   185,650
RUSH ENTERPRISES INC            CL A              781846209     2,878    158,400 SH          SOLE       NONE   158,400
SUPERVALU INC                   COM               868536103     3,810    124,100 SH          SOLE       NONE   124,100
TIME WARNER TELECOM INC         CL A              887319101    11,741    790,620 SH          SOLE       NONE   790,620
TIME WARNER INC                 COM               887317105     3,460    200,000 SH          SOLE       NONE   200,000
TRANSDIGM GROUP INC             COM               893641100     9,594    400,600 SH          SOLE       NONE   400,600
WHIRLPOOL CORP                  COM               963320106     2,521     30,500 SH          SOLE       NONE    30,500
AKAMAI TECHNOLOGIES INC         COM               00971T101     7,238    200,000      PUT    SOLE       NONE   200,000
ALLTEL CORP                     COM               020039103     6,383    100,000      CALL   SOLE       NONE   100,000
ALTIRIS INC                     COM               02148M100       902     50,000      CALL   SOLE       NONE    50,000
BEACON ROOFING SUPPLY INC       COM               073685109     1,666     75,700      PUT    SOLE       NONE    75,700
MOHAWK INDUSTRIES INC           COM               608190104     3,518     50,000      PUT    SOLE       NONE    50,000
TIME WARNER TELECOM INC         CL A              887319101     1,485    100,000      PUT    SOLE       NONE   100,000

SK 70300 0000 690389